UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  High Income
Municipal Trust

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 156.3%
Alabama - 1.5%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$105,000	$ 115,018
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	115,000	125,648
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	155,000	165,762
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	165,000	178,444
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	130,000	100,590
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	185,000	117,087
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	260,000	115,185
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	500,000	207,160
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	95,000	101,011
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	140,000	154,424
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	215,000	250,896
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	225,000	241,103
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	305,000	341,438
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	190,000	211,033
		$ 2,424,799
Arizona - 2.9%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$25,000	$ 27,779
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	55,000	60,138
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	70,000	76,204
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038	55,000	56,010
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048	110,000	111,834
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053	175,000	178,182
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	25,000	25,684
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	40,000	40,568
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	105,000	105,775
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2048	70,000	70,947
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	100,000	105,287
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	125,000	128,400
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	45,000	46,224
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	205,000	207,534
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	110,000	111,300
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	165,000	168,902
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	445,000	464,611
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	280,000	288,551
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	145,000	158,083
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	195,000	199,118
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	235,000	256,174
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	215,000	217,307
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	435,000	420,871
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	305,000	290,217
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	100,000	108,613
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	210,000	205,466
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	165,000	160,842
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	115,000	110,142
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	75,000	78,833
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	220,000	231,548
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	85,000	89,372
		$ 4,800,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - 0.3%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$40,000	$ 43,689
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	60,000	65,994
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	40,000	40,956
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	80,000	81,539
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	10,000	9,600
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	610,000	188,801
		$ 430,579
California - 11.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$350,000	$ 244,283
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	355,000	236,757
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	715,000	456,098
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	190,000	202,550
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	125,000	126,609
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031 (Prerefunded 8/15/2020)	835,000	887,847
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	155,000	221,910
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	570,000	793,617
California Municipal Finance Authority Charter School Lease Rev. (The Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028	100,000	101,395
California Municipal Finance Authority Charter School Lease Rev. (The Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049	100,000	103,690
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	110,000	120,298
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	45,000	48,188
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	115,000	125,457
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	105,000	112,366
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	15,000	16,003
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	460,000	490,673
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	530,000	551,343
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,290,000	1,464,111
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	45,000	49,880
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	130,000	138,411
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	150,000	157,425
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	63,113	1
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	100,000	113,115
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	115,000	124,477
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	125,000	137,561
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	225,000	244,073
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	465,000	495,313
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	290,000	308,108
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	185,000	194,938
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	310,000	312,393
Downey, CA, Unified School District, “B”, 4%, 8/01/2041	1,990,000	2,065,540
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	155,000	154,020
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	175,000	175,296
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	895,000	916,453
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	260,000	284,557
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	215,000	239,329
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	65,000	67,323
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	40,000	43,993
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	50,000	55,270
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	80,000	87,891

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	$210,000	$ 212,167
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	195,000	206,086
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,125,000	1,163,059
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/2022	1,910,000	1,785,965
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2049	850,000	958,451
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	35,000	38,877
State of California, 5.25%, 10/01/2028	425,000	462,634
State of California, 5.25%, 9/01/2030	1,005,000	1,087,872
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	430,000	462,977
		$ 19,046,650
Colorado - 5.7%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	$50,000	$ 54,859
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	50,000	53,985
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	85,000	93,703
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	95,000	102,286
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	250,000	279,505
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	130,000	141,047
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	120,000	127,972
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	795,000	817,133
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	385,000	394,945
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	205,000	223,393
Denver, CO, City & County Airport Systems Rev., “B”, ETM, 6.125%, 11/15/2025	2,840,000	2,959,422
Denver, CO, City & County Airport Systems Rev., “C”, ETM, 6.125%, 11/15/2025	2,280,000	2,703,122
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	290,000	308,058
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	80,000	88,300
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	50,000	54,718
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	135,000	145,128
Denver, CO, Health & Hospital Authority Rev. COP (550 Acoma, Inc.), 5%, 12/01/2048	100,000	108,409
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	125,000	133,776
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	475,000	517,094
Tallyn's Reach, CO, Metropolitan District No. 3, 5.125%, 11/01/2038	100,000	104,282
		$ 9,411,137
Connecticut - 0.6%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$790,000	$ 810,477
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	120,000	121,709
		$ 932,186
Delaware - 0.7%
Delaware Health Facilities Authority Rev., 5%, 6/01/2043	$230,000	$ 248,729
Delaware Health Facilities Authority Rev., 5%, 6/01/2048	115,000	124,048
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2048	110,000	116,208
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2058	120,000	125,261
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/2028	555,000	555,283
		$ 1,169,529
District of Columbia - 1.5%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	$55,000	$ 64,719
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	140,000	164,739
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	55,000	53,649
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	80,000	76,201
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	50,000	47,400
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	175,000	179,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	$850,000	$ 863,022
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	985,000	989,117
		$ 2,438,385
Florida - 9.0%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$90,000	$ 80,553
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	215,000	186,502
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	145,000	126,897
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	130,000	129,797
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	105,000	111,218
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	50,000	52,849
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	75,000	79,552
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	685,000	696,323
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	185,000	182,245
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	605,000	643,006
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	610,000	595,488
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	100,000	89,454
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	170,000	184,181
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	235,000	248,907
Florida Capital Trust Agency, Education Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048	140,000	137,056
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046	180,000	190,210
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	140,000	142,565
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	935,000	1,002,816
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	295,000	297,210
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/2044	555,000	629,869
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	100,000	101,159
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	205,000	205,834
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	100,000	103,123
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	100,000	102,704
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	110,000	114,197
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	470,000	437,828
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	115,000	118,511
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	185,000	204,451
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	100,000	100,705
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	100,442
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	120,000	119,477
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	165,000	170,320
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	105,000	105,269
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	370,000	387,793
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	1,015,000	1,154,390
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	125,000	130,371
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	103,403
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	475,000	505,466
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	30,000	34,257
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	150,000	168,390
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	105,000	104,871
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	190,000	188,121
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	120,000	120,862
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	135,000	158,225
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	95,000	97,413

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	$70,000	$ 72,236
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	130,000	133,721
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	175,000	175,437
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	100,000	100,261
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	780,000	826,012
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	25,000	28,059
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	25,000	27,626
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	50,000	54,203
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	150,000	160,926
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	430,000	462,323
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	165,000	176,489
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	105,000	116,132
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	215,000	220,966
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	390,000	399,227
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	85,000	85,094
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037 (a)(d)	1,210,000	834,900
		$ 14,817,892
Georgia - 1.4%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$120,000	$ 128,699
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	120,000	128,603
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	465,000	478,429
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	255,000	275,084
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	60,000	65,659
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	105,000	112,968
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	110,000	115,713
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	430,000	529,386
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	135,000	146,302
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	155,000	164,609
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	110,000	114,784
		$ 2,260,236
Guam - 0.6%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	$245,000	$ 250,686
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	630,000	646,317
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	114,122
		$ 1,011,125
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$100,000	$ 104,811
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	180,000	188,944
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	150,000	151,195
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	125,000	118,568
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	950,000	965,589
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	160,000	174,216
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	95,000	103,575
		$ 1,806,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 1.4%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/2021	$1,750,000	$ 1,916,617
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	50,000	53,069
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	230,000	231,316
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049	100,000	105,014
		$ 2,306,016
Illinois - 17.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$465,000	$ 452,994
Chicago, IL, “A”, 5.25%, 1/01/2028	40,000	42,642
Chicago, IL, “A”, 5%, 1/01/2036	130,000	134,492
Chicago, IL, “A”, AGM, 5%, 1/01/2027	25,000	25,183
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	560,000	573,625
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	30,000	30,114
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	40,000	40,137
Chicago, IL, “A”, AGM, 5%, 1/01/2037	325,000	327,291
Chicago, IL, “C”, NATL, 5%, 1/01/2029	15,000	15,043
Chicago, IL, “D”, 5.5%, 1/01/2033	110,000	118,314
Chicago, IL, Board of Education, 5%, 12/01/2042	160,000	160,854
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	625,000	682,162
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	80,000	78,390
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	315,000	213,721
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	105,000	111,883
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	1,225,000	1,400,775
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	215,000	245,087
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	410,000	463,554
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	350,000	392,879
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	405,000	478,759
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	140,000	159,811
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	135,000	149,251
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	315,000	327,644
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	475,000	490,589
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	305,000	308,206
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	340,000	381,881
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2030	1,000,000	1,071,020
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	435,000	490,589
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	380,000	419,501
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	310,000	337,788
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	95,000	104,695
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	50,000	55,006
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	190,000	209,431
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	255,000	281,852
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	140,000	153,595
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	215,000	228,736
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	430,000	456,540
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	80,000	84,872
Cook County, IL, 5%, 11/15/2034	50,000	55,056
Cook County, IL, 5%, 11/15/2035	180,000	197,689
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	580,000	625,078
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	227,000	227,406
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	165,000	183,353
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	165,000	182,569
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	1,050,000	1,104,306
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	245,000	247,117
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	265,000	270,947
Illinois Finance Authority Rev. (Friendship Village of Schaumburg), 5%, 2/15/2037	805,000	737,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	$35,000	$ 36,378
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	260,000	264,649
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	615,000	631,525
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	195,000	220,169
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	660,000	667,682
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	400,000	443,692
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	255,000	279,465
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029 (Prerefunded 10/01/2019)	590,000	605,458
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	45,000	48,213
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	65,000	69,430
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	50,000	53,418
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	70,000	74,591
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	615,000	629,250
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	530,000	578,341
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	5,000	5,582
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	30,000	32,557
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	60,000	63,953
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	26,592
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	785,000	834,918
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,710,000	1,870,210
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	348,000	348,532
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “B-1”, Capital Appreciation, AGM, 0%, 6/15/2047	1,650,000	454,195
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	195,000	155,979
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	165,000	172,491
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	90,000	94,563
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	70,000	67,482
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	70,000	66,564
State of Illinois, 5%, 6/01/2020	335,000	344,956
State of Illinois, 5%, 11/01/2027	585,000	635,240
State of Illinois, 4.125%, 11/01/2031	115,000	111,555
State of Illinois, 4.5%, 11/01/2039	160,000	155,723
State of Illinois, AGM, 5%, 2/01/2027	145,000	159,365
State of Illinois, NATL, 6%, 11/01/2026	405,000	465,118
State of Illinois, “D”, 5%, 11/01/2028	570,000	614,677
Upper Illinois River Valley Development Authority Multifamily Housing Rev. (Prairie View and Timber Oaks Apartments), 5%, 12/01/2043	295,000	297,988
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	460,000	495,581
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	460,000	492,531
		$ 28,098,975
Indiana - 2.4%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$430,000	$ 462,035
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	350,000	387,401
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	50,000	53,060
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	125,000	130,425
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	235,000	251,316
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	590,000	624,273
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	155,000	163,415
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	130,000	130,982
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	35,000	40,055
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	25,000	28,465
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	35,000	39,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	$100,000	$ 110,823
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	370,000	378,747
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	325,000	371,650
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	750,000	860,085
		$ 4,032,194
Iowa - 0.5%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$60,000	$ 62,077
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	45,000	45,801
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	85,000	85,724
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	330,000	333,191
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	70,000	71,021
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	15,000	15,429
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	55,000	57,286
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	55,000	57,256
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	10,000	10,402
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	100,000	103,967
		$ 842,154
Kansas - 1.1%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$300,000	$ 331,701
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	100,000	109,794
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	50,000	53,396
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	50,000	52,609
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	55,000	58,671
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	50,000	52,905
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	65,000	66,878
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	35,000	35,947
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	200,000	212,374
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	195,000	198,440
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	75,000	75,025
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	190,000	190,182
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	80,000	79,670
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	255,000	280,987
		$ 1,798,579
Kentucky - 2.4%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$50,000	$ 58,001
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	45,000	51,966
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	55,000	63,182
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	355,000	344,513
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	340,000	330,640
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	225,000	231,698
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	95,000	98,098
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	40,000	43,864
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	315,000	342,481
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	205,000	221,193
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	160,000	170,555
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	105,000	111,041
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	80,000	86,565
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	135,000	142,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	$735,000	$ 777,108
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	140,000	144,166
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	395,000	399,491
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	100,000	100,835
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	260,000	262,491
		$ 3,980,089
Louisiana - 3.7%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$380,000	$ 361,000
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	240,000	228,000
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish, Louisiana Gomesa Project), 5.65%, 11/01/2037	100,000	103,145
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	610,000	616,167
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	105,000	113,006
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	420,000	455,494
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish, Louisiana Gomesa Project), 5.375%, 11/01/2038	115,000	116,417
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish, Louisiana Gomesa Project), 5.5%, 11/01/2039	105,000	106,895
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	240,000	248,568
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	185,000	191,499
Louisiana Military Department Custody Receipts, 5%, 8/01/2024	1,500,000	1,518,480
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	775,000	804,412
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	80,000	86,243
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	220,000	234,628
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	95,000	101,419
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	760,000	789,716
		$ 6,075,089
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$160,000	$ 161,374
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	365,000	393,193
		$ 554,567
Maryland - 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$115,000	$ 125,074
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	100,000	108,037
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	165,000	177,766
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	145,000	145,339
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	125,000	130,711
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	9,815
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	30,000	28,941
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	120,000	110,851
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	190,000	217,010
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	945,000	960,423
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	115,000	126,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	$70,000	$ 76,368
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	315,000	336,808
Prince George's County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.25%, 7/01/2048	100,000	101,763
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	45,000	47,321
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	85,000	88,138
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	90,000	92,931
		$ 2,883,441
Massachusetts - 3.7%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$370,000	$ 394,590
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	895,000	896,110
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	56,165	14,055
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	100,000	103,810
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	255,000	263,430
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	100,000	119,010
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	135,000	162,035
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	40,000	44,914
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	50,000	55,954
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	25,000	27,870
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	710,000	762,526
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	330,000	362,135
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	225,000	246,911
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	145,000	159,877
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	165,000	161,109
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	65,000	71,505
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	75,000	78,305
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	50,000	51,918
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	405,000	409,147
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	765,000	768,320
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	335,000	339,995
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	50,000	52,829
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032	490,000	527,122
		$ 6,073,477
Michigan - 3.0%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$120,000	$ 128,770
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	730,000	786,881
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	35,000	36,707
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	50,000	52,323
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	565,000	573,091
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	125,000	138,480
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	280,000	314,135
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	80,000	89,008
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	180,000	199,951
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	115,000	127,357
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	75,000	83,313
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	1,250,000	1,326,437
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	110,000	111,067
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	135,000	136,309
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	135,000	135,896
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	49,659
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	50,000	55,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	$40,000	$ 43,810
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	110,000	119,874
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	190,000	221,325
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	200,000	231,476
		$ 4,961,463
Minnesota - 0.4%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$110,000	$ 111,824
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	200,000	219,692
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	110,000	111,453
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	155,000	169,706
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	12,158	12,162
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	100,000	102,232
		$ 727,069
Mississippi - 1.9%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/2022	$1,240,000	$ 1,242,381
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.25%, 10/01/2026	80,000	84,090
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.5%, 10/01/2031	120,000	125,737
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	175,000	189,711
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	455,000	501,792
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	560,000	604,520
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	275,000	279,978
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	100,000	101,871
		$ 3,130,080
Missouri - 1.3%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$80,000	$ 80,976
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	100,000	102,492
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	280,000	282,386
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	45,000	46,602
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	35,000	35,753
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	80,000	81,647
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	65,000	66,541
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	125,000	126,747
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	255,000	259,093
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	745,000	765,167
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	230,000	237,319
		$ 2,084,723
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$60,000	$ 63,590
National - 0.6%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/2052 (Put Date 5/15/2019) (n)	$1,000,000	$ 1,006,910
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$135,000	$ 156,402
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	265,000	305,383
		$ 461,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - 1.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	$195,000	$ 197,828
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	115,000	115,649
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	1,175,000	1,255,440
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	110,000	110,648
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	5,760
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,632
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	25,000	25,088
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	35,000	35,031
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	3,000,000	346,560
		$ 2,097,636
New Hampshire - 1.0%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042	$375,000	$ 374,194
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	745,000	763,461
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	100,000	100,547
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	150,000	171,117
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	150,000	167,920
		$ 1,577,239
New Jersey - 4.3%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$25,000	$ 28,379
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	30,000	33,296
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	35,000	38,352
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	40,087
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	1,195,000	1,341,531
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	40,000	40,014
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	110,000	110,015
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	285,000	285,701
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	100,000	107,565
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	125,000	132,565
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	55,000	61,842
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	55,000	60,267
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/2043	315,000	342,456
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	160,000	174,645
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	145,000	146,779
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	455,000	491,004
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	640,000	694,816
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	135,000	152,354
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	120,000	135,426
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	235,000	247,472
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	115,000	115,093
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	335,000	362,460
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	500,000	539,205
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	200,000	224,722
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	135,000	149,641
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	1,000,000	1,050,000
		$ 7,105,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 8.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$155,000	$ 160,975
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	250,000	266,775
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	535,000	569,235
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	440,000	111,694
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	300,000	324,012
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	180,000	192,956
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	85,000	93,912
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	205,000	223,548
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	105,000	114,189
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	100,000	107,691
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	100,000	110,965
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,330,000	1,409,428
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/2041	865,000	920,818
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	1,195,000	1,269,377
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	995,000	1,035,924
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	505,000	534,755
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	685,000	709,859
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	435,000	455,519
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	260,000	269,599
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	310,000	353,161
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	180,000	204,152
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	100,000	112,917
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	101,306
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/2021	1,000,000	1,044,300
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042	335,000	331,225
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	40,000	40,443
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	35,000	35,402
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	320,000	354,538
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	235,000	241,195
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	315,000	333,377
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	360,000	380,369
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	70,000	77,246
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	35,000	38,466
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	230,000	243,678
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	245,000	236,518
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	500,000	474,505
		$ 13,484,029
North Carolina - 2.0%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038	$1,275,133	$ 1,312,826
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/2031 (Prerefunded 10/01/2019)	1,130,000	1,152,430
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	70,000	75,606
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	85,000	88,818
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	55,000	56,999
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	95,000	99,023
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	40,000	43,016
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	80,000	85,714
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	165,000	176,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	$70,000	$ 74,724
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	135,000	152,455
		$ 3,317,961
North Dakota - 0.1%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	$150,000	$ 159,074
Ohio - 7.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/2031 (Prerefunded 6/01/2020)	$225,000	$ 236,313
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	1,880,000	1,742,703
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	830,000	776,747
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	1,710,000	1,611,709
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	635,000	591,966
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,200,000	1,192,476
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	250,000	265,292
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	165,000	175,765
Butler County, OH, Hospital Facilities Rev., Unrefunded Balance, (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	500,000	530,585
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2042	265,000	279,586
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	360,000	363,316
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.25%, 2/15/2047	375,000	399,540
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	55,000	59,705
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2057	190,000	197,674
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	925,000	1,002,783
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	935,000	1,030,099
Lake County, OH, Hospital Facilities Rev., Unrefunded Balance, “C”, 5.625%, 8/15/2029	90,000	90,263
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	90,000	97,679
Miami County, OH, Hospital Facilities Rev., “A”, 5%, 8/01/2049	390,000	429,916
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	100,000	102,017
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	125,000	127,401
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	170,000	174,241
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	45,000	49,791
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	380,000	406,361
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	120,000	126,038
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	145,000	145,915
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	175,000	181,771
		$ 12,387,652
Oklahoma - 1.5%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$40,000	$ 40,025
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	135,000	140,943
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	40,000	46,189
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	190,000	211,346
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	265,000	285,704
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	285,000	312,648
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	265,000	289,584
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	70,000	75,689
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	135,000	145,947
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	370,000	395,756
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	470,000	502,731
		$ 2,446,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$105,000	$ 110,659
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	120,000	128,897
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	135,000	141,028
		$ 380,584
Pennsylvania - 10.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$15,000	$ 15,960
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	45,000	47,081
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	560,000	568,792
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	205,000	219,606
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	185,000	196,964
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	125,000	129,138
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	535,000	547,433
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	35,000	39,587
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	275,000	292,333
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	50,000	50,971
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	55,000	55,465
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	120,000	122,309
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	85,000	97,269
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	75,000	85,437
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	35,000	39,692
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	355,000	360,740
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	35,000	37,769
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	40,000	42,397
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	50,000	52,009
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	25,000	25,860
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	150,000	156,066
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	195,000	200,573
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	200,000	204,632
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	195,000	197,991
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	1,425,000	1,568,141
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,200,000	566,568
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	225,000	258,151
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2028	440,000	468,041
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	820,000	890,184
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,180,000	1,179,021
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	325,000	342,430
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	50,000	52,876
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	130,000	145,295
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	325,000	333,021
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	100,000	105,292
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	195,000	217,154
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	330,000	366,399
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	101,414
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	215,000	217,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	$325,000	$ 328,295
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	155,000	156,832
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	220,000	224,195
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	290,000	298,793
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	390,000	401,552
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	100,000	107,853
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	145,000	158,108
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	120,000	129,133
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.25%, 12/01/2047	180,000	176,580
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.5%, 12/01/2058	260,000	256,519
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	130,000	132,743
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	150,000	152,030
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	215,000	216,879
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	620,000	683,339
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	170,000	170,632
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	25,000	28,483
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	65,000	73,297
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	30,000	33,645
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	30,000	33,422
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	30,000	33,274
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	95,000	103,800
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	1,220,000	1,223,989
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	555,000	553,318
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	640,000	730,944
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	30,000	30,007
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	20,000	20,241
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	40,000	42,282
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	45,000	46,928
		$ 17,144,397
Puerto Rico - 11.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	$265,000	$ 266,823
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	325,000	351,962
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	80,000	90,643
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	80,000	88,847
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	210,000	232,827
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	85,000	93,462
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	440,000	448,672
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	45,000	45,185
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,205,000	1,273,805
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	480,000	519,821
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	680,000	716,353
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	325,000	350,607
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	210,000	226,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	655,000	720,172
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	120,000	127,457
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	45,000	45,063
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	60,000	63,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$185,000	$ 189,692
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	40,000	41,570
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	635,000	658,120
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	295,000	301,345
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	590,000	590,307
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,095
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	180,000	188,014
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	30,000	30,001
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	20,000	20,120
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	20,000	20,113
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	45,000	45,306
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	700,000	703,164
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	50,000	50,378
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	80,000	80,482
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	50,000	50,847
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	80,000	80,419
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	70,000	74,812
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	305,000	325,652
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	45,000	47,885
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	645,000	628,069
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	355,000	355,408
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	20,000	19,791
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	5,000	4,990
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	65,000	65,441
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	35,000	34,930
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	75,000	75,049
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	15,000	14,738
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	240,000	234,600
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	80,000	79,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	90,000	86,175
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	90,000	84,037
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	70,000	66,237
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	49,362
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	79,875
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	405,000	432,459
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	515,000	554,938
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	92,294
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	620,000	679,700
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	90,000	98,939
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	25,000	25,633
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	55,000	55,737
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	125,000	127,180
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	40,000	40,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	$490,000	$ 516,543
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	155,000	195,542
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	1,645,000	2,075,266
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 7/01/2058	173,000	164,013
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 7/01/2027	93,000	67,476
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 7/01/2031	1,010,000	580,003
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 7/01/2033	895,000	452,539
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “2”, AAC, 0%, 8/01/2054	791,351	130,241
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	38,265	36,161
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	116,193	115,612
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	25,397	24,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	132,241	131,580
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	88,568	83,697
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	377,135	375,249
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	30,364	28,694
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	200,383	199,381
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	13,605	12,857
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	365,828	363,999
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	10,271	9,706
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	31,191	31,035
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	166,248	157,104
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	504,857	502,333
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	45,000	45,254
		$ 19,448,344
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	$840,000	$ 848,879
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	165,000	166,962
		$ 1,015,841
South Carolina - 1.9%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$645,000	$ 676,927
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	50,000	50,080
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	495,000	541,584
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	155,000	156,121
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	140,000	140,179
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	355,000	379,644
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	845,000	903,660
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	320,000	347,178
		$ 3,195,373
Tennessee - 2.8%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$1,295,000	$ 1,372,583
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	60,000	65,996
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2031	65,000	70,962
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	40,000	42,796
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Trousdale Foundation Properties), “A”, 6.25%, 4/01/2049	550,000	567,633
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	2,185,000	2,332,094
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	75,000	84,477
		$ 4,536,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 11.0%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$50,000	$ 50,873
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	230,000	232,792
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	35,000	34,226
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	60,000	58,765
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	45,000	51,267
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	65,000	73,568
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	10,000	10,826
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	28,245
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	25,000	27,691
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	30,000	32,948
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	115,000	124,915
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	130,000	146,484
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	100,000	109,364
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	520,000	541,632
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	210,000	232,298
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	320,000	343,958
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	200,000	215,402
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	465,000	498,722
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/2034	1,065,000	1,079,218
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	130,000	137,587
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	135,000	133,965
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	500,000	502,345
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	140,000	156,198
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	22,280
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	50,000	55,535
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	90,000	34,059
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	220,000	64,669
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	210,000	224,698
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.5%, 7/15/2030	555,000	599,883
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	155,000	158,653
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	200,000	215,494
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	875,000	957,127
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	485,000	528,417
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	190,000	204,246
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	330,000	330,739
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	250,000	255,087
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031	225,000	230,116
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	30,000	33,149
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	110,000	119,862
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	105,000	112,949
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5%, 11/15/2026	15,000	15,062
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.375%, 11/15/2036	20,000	19,964
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2046	50,000	49,996
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2052	55,000	54,578
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	20,000	22,523
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	90,000	91,919
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	185,000	200,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	$180,000	$ 194,146
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	40,000	40,676
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	65,000	66,124
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	165,000	172,796
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	145,000	149,222
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	35,000	37,711
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	30,000	31,736
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	85,000	88,241
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	105,000	109,919
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	140,000	146,822
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	5,000	5,101
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	15,000	15,171
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	35,000	35,196
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	30,000	30,671
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	35,000	35,462
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	40,000	40,310
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	75,000	75,985
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	215,000	223,200
North Texas Tollway Authority Rev., 6%, 1/01/2038 (Prerefunded 1/01/2021)	970,000	1,044,612
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/2031 (Prerefunded 9/01/2021)	710,000	766,559
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	295,000	322,051
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	130,000	145,244
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	235,000	263,581
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	170,000	192,297
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	65,000	66,988
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	525,000	541,963
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	100,000	95,223
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	130,000	123,903
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	140,000	133,398
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	55,000	43,450
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	250,000	197,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	95,000	94,592
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2045	145,000	126,850
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	195,000	191,599
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	440,000	407,766
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	980,000	882,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	$75,000	$ 78,502
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	190,000	203,936
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	210,000	242,665
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	193,917
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	435,000	212,406
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	300,000	325,608
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	35,000	15,331
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	25,000	10,328
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	25,000	9,766
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	25,000	9,187
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	55,000	19,072
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	80,000	26,210
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	60,000	18,646
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	90,000	97,625
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	165,000	179,315
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	10,000	10,446
		$ 18,215,472
Utah - 0.5%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$495,000	$ 554,707
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	150,000	150,345
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	160,000	162,570
		$ 867,622
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$110,000	$ 114,491
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	185,000	182,486
		$ 296,977
Virginia - 2.0%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$515,000	$ 549,562
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	70,000	70,664
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	165,000	170,947
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	145,000	151,737
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	190,000	190,399
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	120,000	122,520
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	215,000	229,998
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	215,000	227,046
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	490,000	535,026
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	950,000	1,014,021
		$ 3,261,920
Washington - 4.2%
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	$155,000	$ 167,138
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	160,000	170,813
King County, WA, Sewer Rev., 5%, 1/01/2040 (Prerefunded 7/01/2020)	1,200,000	1,251,804
King County, WA, Sewer Rev., 5%, 1/01/2040 (Prerefunded 7/01/2020)	565,000	590,148
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/2036	1,405,000	1,409,538
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/2039 (Prerefunded 8/15/2019)	560,000	570,702
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,395,000	1,525,851
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	120,000	130,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	$115,000	$ 123,941
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	355,000	363,438
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	100,000	102,317
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (The Hearthstone Project), “A”, 5%, 7/01/2048	175,000	176,677
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	100,000	106,104
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	130,000	135,196
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	150,000	155,493
		$ 6,979,736
West Virginia - 0.4%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$50,000	$ 54,711
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	105,000	114,184
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	135,000	138,129
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	385,000	423,111
		$ 730,135
Wisconsin - 5.8%
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$30,000	$ 32,726
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	35,000	37,617
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	40,000	42,622
State of Wisconsin, Annual Appropriations Rev., “A”, 5.75%, 5/01/2033 (Prerefunded 5/01/2019)	80,000	80,534
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	135,000	141,216
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	125,000	128,186
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	70,000	70,666
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	70,000	70,475
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	250,000	269,213
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028 (Prerefunded 7/15/2021)	75,000	80,764
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	150,000	161,606
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	920,000	993,352
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	605,000	659,613
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	25,000	25,558
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	35,000	35,681
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	155,000	157,697
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	45,000	47,291
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	70,000	72,745
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	70,000	72,008
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	70,000	71,990
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	175,000	179,482
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033	30,000	30,967
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048	160,000	161,083
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	25,000	25,395
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	35,000	37,438
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	95,000	98,457
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	80,000	81,343
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	100,000	105,809
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	840,000	907,721
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	550,000	610,264
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	330,000	370,775
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	210,000	230,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	$190,000	$ 203,091
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	55,000	57,644
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	35,000	36,415
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	180,000	186,658
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	55,000	56,732
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	140,000	145,128
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	125,000	130,573
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	120,000	126,530
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	155,000	164,957
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	235,000	245,646
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	110,000	115,601
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,825,000	1,969,759
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	95,000	99,617
		$ 9,629,567
Total Municipal Bonds		$ 257,908,482
Investment Companies (h) - 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.49% (v)	2,434,595	$ 2,434,595

Other Assets, Less Liabilities - 1.3%		2,102,475
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value (issued by the fund) - (59.1)%		(97,500,000)
Net assets applicable to common shares - 100.0%		$ 164,945,552
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,434,595 and $257,908,482, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,483,133, representing 1.5% of net assets applicable to common shares.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	31	$4,478,531	June – 2019	$44,448
U.S. Treasury Note 10 yr	Short	USD	212	25,864,000	June – 2019	136,156
						$180,604
At February 28, 2019, the fund had cash collateral of $322,850 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$257,908,482	$—	$257,908,482
Mutual Funds	2,434,595	—	—	2,434,595
Total	$2,434,595	$257,908,482	$—	$260,343,077
Other Financial Instruments
Futures Contracts - Assets	$180,604	$—	$—	$180,604
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,047,134	15,202,083	(13,814,622)	2,434,595
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$244	$(106)	$—	$15,244	$2,434,595

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.